Provisions for employee benefits - Present value of employee benefits, estimated by applying actuarial techniques (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	€ 748
Administrative fees paid	(1)
Net benefit liability (asset) at end of year	681	€ 748
Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	353
Net benefit liability (asset) at end of year	310	353
Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	395
Administrative fees paid	(1)
Net benefit liability (asset) at end of year	371	395
Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	156
Net benefit liability (asset) at end of year	151	156
Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	121
Administrative fees paid	(1)
Net benefit liability (asset) at end of year	108	121
FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	118
Net benefit liability (asset) at end of year	112	118
Present value of benefit liabilities
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	1,007	1,288
Current service cost	71	64
Interest cost/income	38	49
Remeasurements:	(24)	28
- actuarial (gains) losses due to changes in demographic assumptions	(1)	1
- actuarial (gains) losses due to changes in financial assumptions	(17)	15
- experience (gains) losses	(6)	12
Past service cost and (gains) losses settlements	12	84
Plan contributions:	2	1
- employer contributions	2	1
Benefits paid	(216)	(182)
Reclassification to liabilities directly associated with assets held for sale		(155)
Currency translation differences and other changes	52	(170)
Net defined benefit liability (asset) at end of year	942	1,007
Present value of benefit liabilities | Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	353	341
Current service cost	56	51
Interest cost/income	11	10
Remeasurements:	1	(2)
- actuarial (gains) losses due to changes in demographic assumptions		(1)
- actuarial (gains) losses due to changes in financial assumptions	5	1
- experience (gains) losses	(4)	(2)
Past service cost and (gains) losses settlements	3	91
Benefits paid	(113)	(97)
Reclassification to liabilities directly associated with assets held for sale		(2)
Currency translation differences and other changes	(1)	(39)
Net defined benefit liability (asset) at end of year	310	353
Present value of benefit liabilities | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	654	947
Current service cost	15	13
Interest cost/income	27	39
Remeasurements:	(25)	30
- actuarial (gains) losses due to changes in demographic assumptions	(1)	2
- actuarial (gains) losses due to changes in financial assumptions	(22)	14
- experience (gains) losses	(2)	14
Past service cost and (gains) losses settlements	9	(7)
Plan contributions:	2	1
- employer contributions	2	1
Benefits paid	(103)	(85)
Reclassification to liabilities directly associated with assets held for sale		(153)
Currency translation differences and other changes	53	(131)
Net defined benefit liability (asset) at end of year	632	654
Present value of benefit liabilities | Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	156	177
Current service cost	1	1
Interest cost/income	5	6
Remeasurements:	(1)	5
- actuarial (gains) losses due to changes in demographic assumptions		1
- actuarial (gains) losses due to changes in financial assumptions		4
- experience (gains) losses	(1)
Past service cost and (gains) losses settlements		2
Benefits paid	(10)	(37)
Currency translation differences and other changes		2
Net defined benefit liability (asset) at end of year	151	156
Present value of benefit liabilities | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	380	644
Current service cost	12	10
Interest cost/income	18	29
Remeasurements:	(22)	24
- actuarial (gains) losses due to changes in demographic assumptions	(1)	1
- actuarial (gains) losses due to changes in financial assumptions	(22)	8
- experience (gains) losses	1	15
Past service cost and (gains) losses settlements	9	(13)
Plan contributions:	2	1
- employer contributions	2	1
Benefits paid	(85)	(39)
Reclassification to liabilities directly associated with assets held for sale		(147)
Currency translation differences and other changes	55	(129)
Net defined benefit liability (asset) at end of year	369	380
Present value of benefit liabilities | FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	118	126
Current service cost	2	2
Interest cost/income	4	4
Remeasurements:	(2)	1
- actuarial (gains) losses due to changes in financial assumptions		2
- experience (gains) losses	(2)	(1)
Past service cost and (gains) losses settlements		4
Benefits paid	(8)	(9)
Reclassification to liabilities directly associated with assets held for sale		(6)
Currency translation differences and other changes	(2)	(4)
Net defined benefit liability (asset) at end of year	112	118
Plan assets
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	261	503
Interest cost/income	14	19
Return on plan assets	(17)
Administrative fees paid	(1)
Plan contributions:	25	25
- employee contributions	2	1
- employer contributions	23	24
Benefits paid	(25)	(31)
Currency translation differences and other changes	6	(132)
Reclassification to liabilities directly associated with assets held for sale		(123)
Net benefit liability (asset) at end of year	263	261
Plan assets | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	261	503
Interest cost/income	14	19
Return on plan assets	(17)
Administrative fees paid	(1)
Plan contributions:	25	25
- employee contributions	2	1
- employer contributions	23	24
Benefits paid	(25)	(31)
Currency translation differences and other changes	6	(132)
Reclassification to liabilities directly associated with assets held for sale		(123)
Net benefit liability (asset) at end of year	263	261
Plan assets | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	261	503
Interest cost/income	14	19
Return on plan assets	(17)
Administrative fees paid	(1)
Plan contributions:	25	25
- employee contributions	2	1
- employer contributions	23	24
Benefits paid	(25)	(31)
Currency translation differences and other changes	6	(132)
Reclassification to liabilities directly associated with assets held for sale		(123)
Net benefit liability (asset) at end of year	263	261
Asset ceiling
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	2	1
Change in asset ceiling		1
Net benefit liability (asset) at end of year	2	2
Asset ceiling | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	2	1
Change in asset ceiling		1
Net benefit liability (asset) at end of year	2	2
Asset ceiling | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	2	1
Change in asset ceiling		1
Net benefit liability (asset) at end of year	€ 2	€ 2